COMMITMENTS AND CONTINGENCIES	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on September 3, 2020, the holders of the Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $4,025,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On February 18, 2021, HighCape Capital Acquisition Corp. (“HighCape” or the “Company”), entered into a business combination agreement, by and among HighCape, Tenet Merger Sub, Inc., a wholly owned subsidiary of HighCape (“Merger Sub”), and Quantum-SI Incorporated (“Quantum-SI”) (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement provides for, among other things, the following: on the closing date of the Business Combination (the “Closing Date”), Merger Sub will merge with and into Quantum-SI at the Effective Time, with Quantum-SI as the surviving corporation in the Business Combination and, after giving effect to the Merger, Quantum-SI will be a wholly-owned subsidiary of HighCape. As a consequence of the Merger, at the Effective Time, (i) each share of Quantum-SI capital stock (other than shares of Quantum-SI Series A preferred stock) issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class A common stock equal to the Exchange Ratio, as defined in the Business Combination Agreement, (ii) each share of Quantum-SI Series A preferred stock issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class B common stock equal to the Exchange Ratio, (iii) each option to purchase shares of Quantum-SI common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Quantum-SI Class A common stock equal to the number of shares of Quantum-SI common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, and (iv) each Quantum-SI restricted stock unit outstanding immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become a restricted stock unit with respect to a number of shares of New Quantum-SI Class A common stock. The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “PIPE Investor Subscription Agreements”), with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and HighCape has agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate of 42,500,000 shares of HighCape Class A common stock at a price of $10.00 per share (the “PIPE Financing”), for aggregate gross proceeds of $425,000,000.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “Subscription Agreements”), with certain affiliates of Foresite (the “Foresite Funds”), pursuant to which the Foresite Funds will be issued 696,250 shares of HighCape Class A common stock at a price of $0.001 per share for aggregate gross proceeds of $696.25 after a corresponding number of shares of HighCape Class B Common Stock are irrevocably forfeited by the Sponsor to HighCape for no consideration and automatically cancelled.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on September 3, 2020, the holders of the Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $4,025,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.